Business combination (Details) - Schedule of purchase price - CNY (¥)			1 Months Ended
		Feb. 01, 2021	Aug. 31, 2021
Youxi Software [Member]
Fair value of total consideration transferred:
Cash consideration		¥ 300,000
Cash acquired from business combination		(3,211)
Subtotal		296,789
Recognized amounts of identifiable assets acquired and liability assumed:
Current assets		45,440
Intangible asset - computer software		276,087
Current liabilities		(3,200)
Deferred tax assets		2,802,091
Total identifiable net assets		3,120,419
Other income	[1]	¥ 2,823,630
Qingtian International School
Fair value of total consideration transferred:
Cash consideration			¥ 23,000,000
Cash acquired from business combination			(2,811,219)
Subtotal			20,188,781
Recognized amounts of identifiable assets acquired and liability assumed:
Current assets			15,799,304
Current liabilities			(28,485,037)
Recognized amounts of identifiable assets acquired and liability assumed:
Non-current assets			6,230,107
Total identifiable net liabilities			(6,455,626)
Goodwill	[2]		¥ 26,644,407

[1]	The excess of the total consideration over the fair value of the assets acquired was recorded as other income, which was due to the deferred tax assets recognized since the management considered it more likely than not that Youxi Software could generate sufficient pre-tax profit in the next 5 consecutive years and the deferred tax assets will be utilized in the future.
[2]	The goodwill was primarily attributable to the synergy from the joint students recruiting events and channel, program design, development and marketing, and teacher training and recruitment opportunities. The goodwill is not deductible for tax purposes.